Stock Options (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Stock Options Tables
Fair value of each option award
	Three Months Ended	Year Ended
	November 30, 2017	August 31, 2017
Expected dividend yield	–	–
Expected stock price volatility	83%	79% - 81%
Risk-free interest rate	2.27%	1.95% - 2.03%
Expected term (in years)	7.67	5.00 - 7.67
Exercise price	$4.87	$2.71
Weighted-average grant date fair-value	$3.76	$1.85

	Year Ended	Year Ended
	August 31, 2017	August 31, 2016
Expected dividend yield	–	–
Expected stock price volatility	79% - 81%	82%
Risk-free interest rate	1.95% - 2.03%	2.06%
Expected term (in years)	5.00 - 7.67	7.67
Exercise price	$2.71	$3.46
Weighted-average grant date fair-value	$1.85	$2.64

Stock option activity
	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2016	720,001	3.06
Grants	1,535,000	2.71
Exercises	(130,000)	2.62
Outstanding at August 31, 2017	2,125,001	3.84
Grants	255,000	4.87
Exercises	(172,500)	2.91
Outstanding at November 30, 2017	2,207,501	3.07	5.51 years	3,793,375
Exercisable at November 30, 2017	210,001	4.82	7.89 years	45,075

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2015	1,267,502	2.68
Grants	65,000	3.46
Forfeitures	(55,834)	3.23
Exercises	(556,667)	2.22
Outstanding at August 31, 2016	720,001	3.06
Grants	1,535,000	2.71
Exercises	(130,000)	2.62
Outstanding at August 31, 2017	2,125,001	2.84	5.31 years	2,969,800
Exercisable at August 31, 2017	237,501	3.51	6.01 years	233,900
Available for grant at August 31, 2017	2,072,580

Share-based compensation cost
	Three Months Ended
	November 30,
	2017	2016
Stock Compensation Expense:
SG&A	$399,476	$53,055
R&D	114,797	45,545
Total	$514,273	$98,600

	Years Ended
	August 31,
	2017	2016
Stock Compensation Expense:
SG&A	$118,969	$211,406
R&D	80,630	97,357
Total	$199,599	$308,763

Stock options outstanding and exercisable
	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$2.70	1,500,000	4.60	2.70	-	4.60	2.70
2.90	350,000	6.16	2.90	-	6.16	2.90
3.28	17,500	8.96	3.28	17,500	8.96	3.28
3.46	35,000	8.10	3.46	15,000	8.10	3.46
4.87	255,000	9.98	4.87	127,500	9.98	4.87
4.98	16,667	0.27	4.98	16,667	0.27	4.98
5.94	33,334	3.07	5.94	33,334	3.07	5.94
Total	2,207,501	5.51	$3.07	210,001	7.89	$4.82

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.80	5,000	5.31	$0.80	5,000	5.31	$0.80
1.40	5,000	7.30	1.40	5,000	7.30	1.40
2.50	10,000	3.60	2.50	10,000	3.60	2.50
2.70	1,500,000	5.00	2.70	-	5.00	2.70
2.90	455,000	6.41	2.90	105,000	6.41	2.90
3.28	35,000	9.21	3.28	17,500	9.21	3.28
3.46	65,000	8.35	3.46	45,000	8.35	3.46
4.98	16,667	0.52	4.98	16,667	0.52	4.98
5.94	33,334	3.32	5.94	33,334	3.32	5.94
Total	2,125,001	5.31	$2.84	237,501	6.01	$3.51